NON-CURRENT ASSETS-Additional Information (Details) $ in Thousands, $ in Millions					12 Months Ended
	Dec. 17, 2021	Sep. 01, 2021 CAD ($)	Sep. 01, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Sep. 28, 2020 CAD ($)	Jun. 08, 2020 CAD ($)	Nov. 19, 2019 CAD ($)	Nov. 19, 2019 USD ($)
Amortization of debt issuance costs
Investment properties					$ 837,950					$ 985,883
Construction funds in escrow					0		$ 8,402
Cash receipts from repayment of advances and loans					10,500				$ 8.3
Maximum withdrawn Loan amount					69,600	$ 55.0
Purchase of investment property		$ 98,100	$ 77.5		925,901		1,045,659
Estimated leasing costs		$ 8,600	$ 6.8
Borrowings, maturity	December 17, 2024
Notional amount					2,434,136		2,185,949
Payments for debt issue costs				$ 2,900	2,914		30
Amortization of Debt Issuance Costs				$ 500
Top of range [member] | Unsecured Revolving Credit Facility [Member]
Amortization of debt issuance costs
Borrowings, maturity				March 31, 2026
Notional amount				$ 1,000,000
Bottom of range [member] | Unsecured Revolving Credit Facility [Member]
Amortization of debt issuance costs
Borrowings, maturity				February 1, 2023
Notional amount				$ 500,000
Texas Income Producing Property Three
Amortization of debt issuance costs
Investment properties											$ 8,932
Construction funds in escrow					0		8,400		$ 6.6
Transfer to properties under development					$ 8,300	$ 6.6	$ 8,600	$ 6.3
Construction Funds In Escrow Account | Texas Income Producing Property Three
Amortization of debt issuance costs
Investment properties												$ 20,500	$ 15.5